GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Appliances: 7.4%
365,400	Haier Smart Home Co., Ltd. - H Shares	$1,150,223
175,709	Zhejiang Supor Cookware - A Shares	1,167,332
		2,317,555
	Application Software: 3.7%
672,000	TravelSky Technology, Ltd.	1,165,375

	Auto/Cars - Light Trucks: 3.3%
861,000	Geely Automobile Holdings Ltd.	1,015,949

	Auto/Truck Parts & Equipment: 3.5%
797,480	Weichai Power Co., Ltd. - H Shares	1,085,610

	Batteries/Battery System: 2.1%
173,440	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	646,957

	Commercial Banks: 2.8%
213,000	China Merchants Bank Co., Ltd. - H Shares	889,455

	Computer Data Security: 3.6%
286,750	Venustech Group Inc. - A Shares	1,109,701

	E-Commerce/Services: 6.4%
24,500	Alibaba Group Holding Ltd.*	267,816
10,300	Alibaba Group Holding Ltd. - ADR*	893,422
1,352	JD.com Inc.	19,872
28,300	JD.com Inc. - ADR	824,379
		2,005,489
	Electronic Components: 2.4%
376,589	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	735,910

	Energy-Alternate: 5.0%
213,836	Hangzhou First Applied Materials Co., Ltd.	836,906
973,987	Xinyi Solar Holdings Ltd.	728,866
		1,565,772
	Finance: 3.4%
28,700	Hong Kong Exchanges & Clearing Ltd.	1,072,390

	Food-Dairy Products: 6.1%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	899,287
275,600	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,001,969
		1,901,256
	Home Furniture: 4.0%
476,500	Suofeiya Home Collection - A Shares	1,236,746

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Insurance: 6.2%
114,000	AIA Group Ltd.	$929,528
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	1,005,162
		1,934,690
	Internet Application Software: 3.6%
28,400	Tencent Holdings Ltd.	1,110,504

	Internet Content - Entertainment: 5.0%
15,505	NetEase Inc. - ADR	1,552,981

	Machinery-General Industry: 11.7%
413,568	NARI Technology Co., Ltd. - A Shares	1,257,599
501,697	Sany Heavy Industry Co., Ltd. - A Shares	1,092,454
142,554	Shenzhen Inovance Technology Co., Ltd. - A Shares	1,298,893
		3,648,946
	Pharmaceuticals: 9.4%
853,000	China Medical System Holdings	1,291,904
1,164,400	CSPC Pharmaceutical Group Ltd.	853,514
2,183,500	Sino Biopharmaceutical Ltd.	789,108
		2,934,526
	Real Estate Operations/Development: 3.1%
476,000	China Overseas Land & Investments Ltd.	987,165

	Retail - Apparel/Shoe: 3.4%
111,100	Shenzhou International Group Holdings Ltd.	1,064,074

	Web Portals: 3.6%
8,510	Baidu Inc.*	1,143,319

	Total Common Stocks	$31,124,370
	(cost $36,127,544)

	Total Investments in Securities	31,124,370
	(cost $36,127,544): 99.7%

	Other Assets less Liabilities: 0.3%	80,117

	Net Assets: 100.0%	$31,204,487

*	Non-income producing security.

ADR - American Depository Receipt